INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2020
INTANGIBLE ASSETS, NET
Schedule of intangible assets, net

	As of December 31,
	2019	2020
	RMB	RMB
Intangible assets with indefinite lives:
Domain name	2,024	2,024
Insurance brokerage license and others	—	37,382
Intangible assets with finite lives:
Patents	92,165	126,423
Less: accumulated amortization	8,436	20,616
Intangible assets, net	85,753	145,213